FAIR VALUE MEASUREMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF FAIR VALUE VALUATION ASSUMPTIONS
September 30, 2025
Risk free interest rate	3.63%-3.68%
Expected term (years)	1.11 - 3.36
Expected volatility	71% - 95%
Expected dividends	0.00%

February 8, 2024
Risk free interest rate	4.20 - 4.28%
Expected term (years)	2.75 - 2.76
Expected volatility	102%
Expected dividends	0.00%

February 8, 2024
Risk free interest rate	4.12%
Expected term (years)	5.00
Expected volatility	101%
Expected dividends	0.00%

	December 31,
	2024	2023
Risk free interest rate	4.12% - 4.34%	4.04%
Expected term (years)	1.86 - 4.11	2.86
Expected volatility	97% - 110%	87.00%
Expected dividends	0.00%	0.00%

SCHEDULE OF FAIR VALUE MEASURED ON RECURRING BASIS

The following table sets forth a summary of the changes in the fair value of Level 3 liabilities that are measured at fair value on a recurring basis during the three months ended September 30, 2025 and three months ended September 30, 2024:

	For the Three Months Ended September 30,
	2025	2024
Balance, July 1,	$2,580,379	$4,491,969
Change in fair value of warrant liability	(612,064)	(1,036,464)
Balance, September 30,	$1,968,315	$3,455,505

The following table sets forth a summary of the changes in the fair value of Level 3 liabilities that are measured at fair value on a recurring basis during the nine months ended September 30, 2025 and nine months ended September 30, 2024:

	For the Nine Months ended September 30,
	2025	2024
Balance, January 1,	$2,520,851	$2,618,039
Change in fair value of warrant liability	(552,536)	837,466
Balance, September 30,	$1,968,315	$3,455,505

The following table sets forth a summary of the changes in the fair value of Level 3 liabilities that are measured at fair value on a recurring basis during the years ended December 31, 2024 and 2023:

Balance, January 1, 2023	$5,541,733
Change in fair value of derivative liability	(3,997,780)
Balance, January 1, 2024	1,543,953
Issuance of warrants	2,189,420
Exercise of warrants	(1,115,334)
Change in fair value of warrant liability	(97,188)
Balance, December 31, 2024	$2,520,851

SCHEDULE OF FAIR VALUE RECURRING BASIS

Assets and liabilities measured at fair value on a recurring basis are as follows:

	Fair value measurements at reporting date using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Fair Value
Assets:
Marketable securities as of September 30, 2025	$3,887,383	$-	$-	$3,887,383
Marketable securities as of December 31, 2024	$10,184,701	$-	$-	$10,184,701

Liabilities:
Warrant liabilities as of September 30, 2025	$-	$-	$1,968,315	$1,968,315
Warrant liabilities as of December 31, 2024	$-	$-	$2,520,851	$2,520,851

	Fair value measurements at reporting date using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Fair Value
Assets:
Marketable securities as of December 31, 2024	$10,184,701	$-	$-	$10,184,701
Marketable securities as of December 31, 2023	$10,181,618	$-	$-	$10,181,618

Liabilities:
Warrant liabilities as of December 31, 2024	$-	$-	$2,520,851	$2,520,851
Warrant liabilities as of December 31, 2023	$-	$-	$1,543,953	$1,543,953